General and administrative expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative Expenses [Abstract]
Rent	$ 488,273	$ 269,716	$ 141,957
Legal and professional	1,491,818	912,347	643,725
Salaries	759,680	326,770	120,558
General and administrative expenses	5,490,938	2,373,251	1,205,835
Office expenses	944,771	345,986	113,158
Consulting fees	1,191,593	405,176	186,437
Investor relations	$ 614,803	$ 113,256	$ 0